PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)
1
Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 90.2%
Basic Materials : 1.2%
550,000
(1)
Alumina Pty Ltd.,
6.125%,
03/15/2030 $ 559,386
0.3
1,000,000
(1)
Novelis, Inc., 6.875%,
01/30/2030 1,025,884
0.5
750,000
(1)
PLS Group Ltd.,
6.875%,
05/01/2031 768,462
0.4
2,353,732
1.2
Communications : 7.2%
750,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 740,990
0.4
308,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 307,535
0.1
1,500,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 1,528,489
0.8
1,000,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 10.000%,
02/15/2031 1,038,355
0.5
2,250,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 2,258,397
1.2
1,000,000
(1)
ION Platform Finance
US, Inc. / ION Platform
Finance Sarl, 5.750%,
05/15/2028 918,717
0.5
3,250,000
(1)
ION Platform Finance
US, Inc. / ION Platform
Finance Sarl, 9.500%,
05/30/2029 2,968,801
1.6
500,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 501,448
0.3
1,500,000
(1)
PR RNO Property
Owner 1 LLC, 6.500%,
05/01/2031 1,498,870
0.8
2,000,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 1,972,437
1.0
13,734,039
7.2
Consumer, Cyclical : 23.7%
2,000,000
(1)
Academy Ltd., 5.875%,
05/15/2031 2,001,292
1.0
1,250,000
(1)
Allegiant Travel Co.,
7.125%,
07/01/2031 1,266,830
0.7
750,000
(1)
Cyprium Corp. /
Cyprium Holdings
Luxembourg Sarl,
6.125%,
04/15/2031 751,842
0.4
1,000,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 1,062,548
0.6
2,000,000  Ford Motor Credit
Co. LLC, 5.875%,
11/07/2029 2,024,656
1.1
3,500,000
(1)
Gates Corp., 6.875%,
07/01/2029 3,584,098
1.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,950,000
(1)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
11.500%,
08/15/2029 $ 4,091,753
2.1
1,500,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 1,449,906
0.8
1,500,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,519,779
0.8
750,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.500%,
09/15/2031 752,335
0.4
3,750,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 3,793,935
2.0
3,000,000
(1)
JetBlue Airways Corp.
/ JetBlue Loyalty L.P.,
9.875%,
09/20/2031 2,721,204
1.4
1,000,000
(1)
Lithia Motors, Inc.,
5.500%,
10/01/2030 988,366
0.5
1,000,000  MGM Resorts
International, 5.500%,
04/15/2027 1,002,110
0.5
1,200,000
(1)
OneSky Flight LLC,
8.875%,
12/15/2029 1,269,895
0.7
2,000,000
(1)
RB Global Holdings,
Inc., 6.750%,
03/15/2028 2,029,262
1.1
1,000,000
(1)
Rivers Enterprise
Lender LLC / Rivers
Enterprise Lender
Corp., 6.250%,
10/15/2030 1,013,066
0.5
2,250,000
(1)
Specialty Building
Products Holdings LLC
/ SBP Finance Corp.,
7.750%,
10/15/2029 2,072,237
1.1
500,000  United Airlines
Holdings, Inc., 5.375%,
03/01/2031 497,034
0.3
2,500,000
(1)
Vail Resorts, Inc.,
5.625%,
07/15/2030 2,498,170
1.3
3,583,000
(1)(2)
Victra Holdings LLC /
Victra Finance Corp.,
8.750%,
09/15/2029 3,698,204
1.9
500,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 8.750%,
01/15/2032 495,720
0.3
3,750,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 3,799,778
2.0
500,000
(1)
Whirlpool Corp.,
7.500%,
07/01/2031 507,224
0.3
44,891,244
23.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 16.5%
400,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.500%,
03/31/2031 $ 391,338
0.2
2,912,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 3,017,149
1.6
2,000,000
(1)
Block, Inc., 5.625%,
08/15/2030 2,006,022
1.1
2,500,000
(1)
Brink's Co., 6.500%,
06/15/2029 2,551,902
1.3
1,250,000
(1)
Herc Holdings, Inc.,
5.750%,
03/15/2031 1,249,395
0.7
1,000,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,036,253
0.6
1,000,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 999,962
0.5
2,500,000
(1)
IQVIA, Inc., 5.000%,
05/15/2027 2,499,933
1.3
2,950,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 1,977,252
1.0
250,000
(1)
Teleflex, Inc., 5.875%,
01/15/2032 252,202
0.1
1,500,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,512,867
0.8
2,000,000  Tenet Healthcare Corp.,
6.750%,
05/15/2031 2,049,812
1.1
4,000,000
(1)
United Rentals North
America, Inc., 6.000%,
12/15/2029 4,067,792
2.1
3,000,000
(1)
US Foods, Inc., 6.875%,
09/15/2028 3,069,195
1.6
2,500,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 2,554,171
1.4
2,100,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 2,164,989
1.1
31,400,234
16.5
Energy : 7.0%
700,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
01/15/2028 700,118
0.4
600,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 617,546
0.3
2,000,000
(1)
CVR Energy, Inc.,
7.500%,
02/15/2031 1,991,931
1.1
928,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 965,041
0.5
3,750,000  Global Partners L.P.
/ GLP Finance Corp.,
6.875%,
01/15/2029 3,785,040
2.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
3,064,000
(1)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 $ 3,126,720
1.6
2,000,000
(1)
WBI Operating LLC,
6.250%,
10/15/2030 2,012,200
1.1
13,198,596
7.0
Financial : 18.7%
2,750,000
(1)
CrossCountry
Intermediate HoldCo
LLC, 6.500%,
10/01/2030 2,713,926
1.4
2,500,000
(1)
Freedom Mortgage
Holdings LLC, 9.250%,
02/01/2029 2,592,587
1.4
1,500,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.750%,
09/15/2030 1,401,470
0.8
4,250,000
(1)
HUB International Ltd.,
7.250%,
06/15/2030 4,363,717
2.3
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 254,867
0.1
3,400,000
(1)
LD Holdings Group
LLC, 8.750%,
11/01/2027 3,134,673
1.7
500,000
(1)
PennyMac Financial
Services, Inc., 7.125%,
11/15/2030 507,026
0.3
3,500,000
(1)
Provident Funding
Associates L.P. / PFG
Finance Corp., 9.750%,
09/15/2029 3,659,362
1.9
1,250,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,277,930
0.7
2,250,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 2,289,706
1.2
1,000,000
(1)
Rocket Cos., Inc.,
6.500%,
08/01/2029 1,021,944
0.5
1,500,000  SLM Corp., 6.500%,
01/31/2030 1,521,401
0.8
2,500,000
(1)
Stonebriar ABF
Issuer LLC, 8.125%,
12/15/2030 2,615,615
1.4
2,500,000
(1)
TrueNoord Capital DAC,
8.750%,
03/01/2030 2,593,900
1.4
1,000,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 990,981
0.5
1,500,000
(1)
UWM Holdings LLC,
6.625%,
02/01/2030 1,398,937
0.7
3,000,000
(1)
XHR L.P., 6.625%,
05/15/2030 3,072,981
1.6
35,411,023
18.7
Industrial : 9.3%
3,500,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 3,578,638
1.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,900,000
(1)
Axon Enterprise, Inc.,
6.125%,
03/15/2030 $ 1,942,676
1.0
1,500,000
(1)
Canpack Group, Inc. /
CANPACK SA, 6.000%,
05/15/2031 1,509,540
0.8
500,000
(1)
Esab Corp., 5.625%,
04/01/2031 501,793
0.3
4,064,000
(1)
Esab Corp., 6.250%,
04/15/2029 4,128,500
2.2
1,750,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,746,818
0.9
2,500,000
(1)
GFL Environmental
Holdings US, Inc.,
5.625%,
07/01/2031 2,501,654
1.3
750,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 758,751
0.4
1,000,000
(1)
WESCO Distribution,
Inc., 5.250%,
04/15/2031 992,238
0.5
17,660,608
9.3
Technology : 1.2%
2,200,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 2,201,377
1.2
Utilities : 5.4%
500,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 6.875%,
06/01/2031 506,562
0.2
818,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 836,919
0.4
500,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.500%,
06/01/2030 536,787
0.3
4,250,000
(1)
ContourGlobal Power
Holdings SA, 6.750%,
02/28/2030 4,318,340
2.3
4,125,000  NRG Energy, Inc.,
5.750%,
01/15/2028 4,128,866
2.2
10,327,474
5.4
Total Corporate Bonds/
Notes
(Cost $171,930,156)
171,178,327
90.2
BANK LOANS : 3.7%
Communications : 2.2%
738,901  Directv Financing LLC,
Term Loan B, 9.163%,
(TSFR3M+5.500%),
02/17/2031 741,949
0.4
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
3,949,622  Summer (BC), Term
Loan B, 8.992%,
(TSFR3M+5.000%),
02/21/2029 $ 3,391,738
1.8
4,133,687
2.2
Industrial : 1.5%
2,945,101  Quikrete Holdings Inc.,
Term Loan B, 5.894%,
(TSFR1M+2.250%),
02/10/2032 2,946,355
1.5
Total Bank Loans
(Cost $7,594,973)
7,080,042
3.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
30,272
(3)
Yak Access LLC Series
A
303
0.0
5,388
(3)
Yak Access LLC Series
B
54
0.0
357
0.0
Consumer Discretionary : 0.0%
42,856
(3)
Anchor Hocking
Holdings
428
0.0
188
(3)
Travelport Tech Ltd.
—
—
428
0.0
Total Common Stock
(Cost $771,736)
785
0.0
Total Long-Term
Investments
(Cost $180,296,865)
178,259,154
93.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.9%
Repurchase Agreements : 3.6%
1,116,130
(4)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase
Amount $1,116,241,
collateralized by various
U.S. Government
Securities, 4.125%,
Market Value plus
accrued interest
$1,138,453, due
03/31/29)
1,116,130
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,819,423
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,819,605,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,855,811, due
04/07/28-06/20/56)
$ 1,819,423
1.0
1,723,663
(4)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,723,835,
collateralized by various
U.S. Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,758,136, due
12/17/26-05/15/51)
1,723,663
0.9
1,132,325
(4)
NatWest Markets
Securities Inc,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,132,438,
collateralized by various
U.S. Government
Agency Obligations,
4.500%-6.500%, Market
Value plus accrued
interest $1,154,972, due
10/01/43-06/01/54)
1,132,325
0.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,019,781
(4)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,019,883,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
6.500%, Market Value
plus accrued interest
$1,040,310, due
05/01/31-05/01/56)
$ 1,019,781
0.5
Total Repurchase
Agreements
(Cost $6,811,322)
6,811,322
3.6
Time Deposits : 0.6%
200,332
(4)
Credit Agricole
Corporate and
Investment Bank,
3.600
%,
07/01/2026 200,332
0.1
200,332
(4)
DZ Bank AG,
3.610
%,
07/01/2026 200,332
0.1
200,332
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.630
%,
07/01/2026 200,332
0.1
200,332
(4)
Mizuho Bank Ltd.,
3.620
%,
07/01/2026 200,332
0.1
200,332
(4)
Royal Bank of Canada,
3.670
%,
07/01/2026 200,332
0.1
200,332
(4)
Societe Generale S.A.,
3.630
%,
07/01/2026 200,332
0.1
Total Time Deposits
(Cost $1,201,992)
1,201,992
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.7%
8,843,537
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.540%
(Cost $8,843,537) $ 8,843,537 4.7
Total Short-Term
Investments
(Cost $16,856,851)
16,856,851
8.9
Total Investments in
Securities
(Cost $197,153,716) $ 195,116,005 102.8
Liabilities in Excess of
Other Assets
(5,385,104) (2.8)
Net Assets $ 189,730,901 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration High Income Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of June 30, 2026.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 357 $ 357
Consumer Discretionary — — 428 428
Total Common Stock — — 785 785
Corporate Bonds/Notes — 171,178,327 — 171,178,327
Bank Loans — 7,080,042 — 7,080,042
Short-Term Investments 8,843,537 8,013,314 — 16,856,851
Total Investments, at fair value $ 8,843,537 $ 186,271,683 $ 785 $ 195,116,005
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,670,712
Gross Unrealized Depreciation (3,708,423)
Net Unrealized Depreciation $ (2,037,711)